Discontinued operations - Summary of Fair Value of the Classes of Financial Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	€ 75,557	€ 160,187
Discontinued operations [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	49,452
Change in fair value during the reporting period	(10,370)
Shares [member] | Other Category [Member] | Discontinued operations [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	119
Change in fair value during the reporting period	(7)
Debt securities [member] | Solely payments of principal and interest [member] | Discontinued operations [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	14,106
Change in fair value during the reporting period	(4,098)
Debt securities [member] | Other Category [Member] | Discontinued operations [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	1,413
Change in fair value during the reporting period	(166)
Mortgage loans [member] | Solely payments of principal and interest [member] | Discontinued operations [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	28,477
Change in fair value during the reporting period	(5,163)
Private loans [member] | Solely payments of principal and interest [member] | Discontinued operations [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	3,931
Change in fair value during the reporting period	(1,081)
Private loans [member] | Other Category [Member] | Discontinued operations [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	38
Other financial assets [member] | Other Category [Member] | Discontinued operations [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	1,368
Change in fair value during the reporting period	€ 145